Contracts assets and liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONTRACT ASSETS
Beginning balance	$ 1,644	$ 1,493
Revenue recognized from contract liabilities included in contract assets at the beginning of the year	188	131
Increase in contract liabilities included in contract assets during the year	(186)	(175)
Increase in contract assets from revenue recognized during the year	834	1,915
Contract assets transferred to trade receivables	(1,376)	(1,461)
Contract assets transferred to trade receivables	(51)	(47)
Acquisitions	0	0
Contract terminations transferred to trade receivables	(145)	(205)
Discontinued operations	(1)	0
Other	(15)	(54)
Ending balance	943	1,644
CONTRACT LIABILITIES
Opening balance	890	899
Revenue recognized included in contract liabilities at the beginning of the year	(643)	(666)
Increase in contract liabilities during the year	688	644
Contract assets transferred to trade receivables	51	47
Acquisitions	0	(4)
Contract terminations transferred to trade receivables	19	24
Discontinued operations	0	0
Other	(46)	(54)
Ending balance	959	890
Contract assets
CONTRACT LIABILITIES
Allowance for doubtful accounts	$ 59	$ 68	$ 73